Earnings per share	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Earnings per share
10.	Earnings per share

Basic earnings per share amounts are calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

Basic earnings per share

The calculation of basic earnings per share is based on:

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000
Profit attributable to ordinary equity holders of the parent	341,108	515,737	953,922	150,713

Weighted average number of ordinary shares	38,712,282	40,016,808	40,764,569	40,764,569

Diluted earnings per share

The weighted average number of ordinary shares adjusted for the effect of unissued ordinary shares under the Share Option Scheme is determined as follows:

	31.12.2015	31.12.2016	31.12.2017
Weighted average number of shares issued, used in the calculation of basic earnings per share	38,712,282	40,016,808	40,764,569
Diluted effect of share options	—	—	—

Weighted average number of ordinary shares adjusted for effect of dilution	38,712,282	40,016,808	40,764,569

In 2017, 470,000 (2016: 530,000; 2015: 570,000) share options granted to employees under the existing employee share option plan have not been included in the calculation of diluted earnings per share because they are anti-dilutive.